Annual Fund Operating Expenses - Roundhill WeeklyPay™ Universe ETF	Sep. 03, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
Roundhill WeeklyPay™ Universe ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.99%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	0.29%	[3]
Net Expenses (as a percentage of Assets)	0.99%

[1]	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill” or the “Adviser”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan.
[2]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[3]	Pursuant to a contractual agreement, the Fund’s investment adviser has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.99% until September 30, 2026. In order to reimburse the Fund for the required amount of acquired fund fees, the acquired fund fees will initially be based on an estimate of such fees for the first fiscal year. After the completion of the first fiscal year, the acquired fund fees will be based on the amounts incurred in the prior fiscal year. This agreement may be terminated by the Board of Trustees of the Trust at any time upon 60 days’ prior written notice.